International Operations (Tables)	12 Months Ended
Dec. 31, 2014
International Operations
Summary of assets attributable to international operations

	2014	2013
	(Dollars in Thousands)
Loans:
Commercial	$150,078	$142,145
Others	35,143	39,697

	185,221	181,842
Less allowance for probable loan losses	(1,060)	(1,133)

Net loans	$184,161	$180,709

Accrued interest receivable	$702	$617